Intangible Assets (Details) - Schedule of Company’s Amortization Expenses	Jun. 30, 2024 USD ($)
Schedule of Company’s Amortization Expenses [Abstract]
2024	$ 7,669
2025	15,600
2027	14,291
2028	14,291
2029	14,291
Thereafter	386,519
Total	$ 452,661